RESTRICTED CASH (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash And Cash Equivalents At Carrying Value	$ 371	$ 7,500